The purpose of this filing is to update the value for Item A.1.a “Report for period ending” date from December 15, 2018 to December 31, 2018 for the T. Rowe Price Dividend Growth Fund, Inc. Form N-CEN filing submitted on March 15, 2019 (Accession No. 0001752724-19-011341).